Acquisitions - Summary of the Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands							9 Months Ended		12 Months Ended
	Apr. 20, 2021	May 19, 2020	Apr. 06, 2020	Jan. 31, 2020	Sep. 04, 2018	Mar. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Goodwill							$ 997,661		$ 249,773	$ 137,121	$ 98,645
Issuance of common stock							$ 0	$ (38,167)	(38,167)	$ (192)
Cash consideration						$ 19,800
PeopleFun, Inc. [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Cash and Cash Equivalents						714
Accounts receivable and other current assets						6,398
Goodwill						61,790
Property and equipment, net						42
Other assets						17
Accounts payable						(2,947)
Contingent consideration						(52,429)
Accrued expenses						(3,049)
Total valuation						73,936
Cash consideration						21,507			$ 19,800
Prepaid expenses and other current assets						121
PeopleFun, Inc. [Member] | Trade Names [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets						$ 230
Estimated useful life						5 years
PeopleFun, Inc. [Member] | Games [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets						$ 10,220
Estimated useful life						3 years
PeopleFun, Inc. [Member] | User Install Base [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets						$ 400
Estimated useful life						3 months
MAX Advertising Systems, Inc. [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Cash and Cash Equivalents					$ 1,093
Accounts receivable and other current assets					52
Goodwill					30,038
Property and equipment, net					32
Other assets					334
Accounts payable					(2,124)
Other liabilities					(1)
Total valuation					32,635
Issuance of common stock					(735)
Cash consideration					31,900
Prepaid expenses and other current assets					11
MAX Advertising Systems, Inc. [Member] | Developed Technology Rights [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets					$ 3,200
Estimated useful life					3 years
Geewa A S [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Cash and Cash Equivalents				$ 1,043
Accounts receivable and other current assets				1,457
Goodwill				9,805
Property and equipment, net				369
Accounts payable, accrued liabilities and other liabilities				(4,935)
Total purchase consideration				25,629
Cash consideration				23,500
Geewa A S [Member] | Trade Names [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets				$ 260
Estimated useful life				5 years
Geewa A S [Member] | Apps [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets				$ 17,040
Estimated useful life				5 years
Geewa A S [Member] | Developed Technology Rights [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets				$ 590
Estimated useful life				2 years
Redemption Games Inc [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Cash and Cash Equivalents			$ 2,787
Accounts receivable and other current assets			1,850
Goodwill			20,198
Other assets			131
Total purchase consideration			53,700
Accounts payable			(2,492)
Other liabilities			(11,142)
Redeemable noncontrolling interest			(2,556)
Total purchase consideration			53,676
Total valuation			56,232
Redemption Games Inc [Member] | Trade Names [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets			$ 900
Estimated useful life			5 years
Redemption Games Inc [Member] | Apps [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets			$ 44,000
Estimated useful life			5 years
Machine Zone Inc [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Cash and Cash Equivalents		$ 37,767
Accounts receivable and other current assets		27,284
Goodwill		82,353
Property and equipment, net		42,312
Deferred revenue		(43,200)
Operating lease liabilities		(139,875)
Total purchase consideration		328,555
Right-of-use assets under operating leases		125,639
Accounts payable, accrued liabilities and other liabilities		(81,591)
License obligations		(35,685)
Issuance of common stock		(38,200)
Cash consideration		287,100
Machine Zone Inc [Member] | Trade Names [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets		$ 13,000
Estimated useful life		10 years
Machine Zone Inc [Member] | Apps [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets		$ 272,000
Machine Zone Inc [Member] | Apps [Member] | Maximum [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Estimated useful life		5 years
Machine Zone Inc [Member] | Apps [Member] | Minimum [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Estimated useful life		3 years
Machine Zone Inc [Member] | IP License [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets		$ 28,551
Estimated useful life		2 years
Adjust Gmbh [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Cash and Cash Equivalents	$ 12,155
Accounts receivable and other current assets	21,840
Goodwill	776,147
Operating lease right-of-use assets	8,130
Property and equipment, net	1,897
Finance lease right-of-use assets	43,156
Other assets	3,191
Deferred revenue	(5,600)
Operating lease liabilities	(8,130)
Finance lease liabilities	(43,156)
Deferred income tax liability	(66,273)
Total purchase consideration	967,817
Accounts payable, accrued liabilities and other liabilities	(15,540)
Cash consideration	578,000
Adjust Gmbh [Member] | Trade Names [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets	$ 8,000
Estimated useful life	5 years
Adjust Gmbh [Member] | Developed Technology Rights [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets	$ 77,000
Estimated useful life	6 years
Adjust Gmbh [Member] | Customer Relationships [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets	$ 155,000
Estimated useful life	12 years